Fair Value Measurements (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Fair Value Measurements
6.	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. The three-tiers are defined as follows:

•	Level 1: Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3: Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of March 31, 2021 and December 31, 2020 :

	March 31, 2021
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$261,013	$261,013	$—	$—
Short-term investments	25,000	25,000	—	—
Restricted Cash	2,914	2,914	—	—
	$288,927	$288,927	$—	$—
Liabilities:
Contingent consideration(2)	$370	$—	$—	$370
	$370	$—	$—	$370
	December 31, 2020
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$14,642	$14,642	$—	$—
Restricted Cash	3,277	3,277	—	—
	$17,919	$17,919	$—	$—
Liabilities:
Contingent consideration(2)	$660	$—	$—	$660
Warrants to purchase Series C Preferred stock(3)	1,172	—	—	1,172
	$1,832	$—	$—	$1,832

(1)	As of March 31, 2021 and December 31, 2020, cash and cash equivalents included money market obligations measured at fair value using Level 1 inputs.

(2)
The Company’s business acquisition of Second Phase is included in contingent consideration. The Company’s valuation of the fair value of contingent consideration related to Second Phase at March 31, 2021 was based on management’s expectations of the achievement of targets related to the contingent consideration.

(3)
As of December 31, 2020, the Company had outstanding warrants to purchase Series C stock, as described in Note 9. The determination of the fair value of the warrants was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $94.22; term of 3.5 years; risk-free rate of 0.21%; volatility of 52%; and a dividend yield of 0.0%. The warrants were exercised and subsequently converted to common stock as part of the Business Combination and are not outstanding as of March 31, 2021.

Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

(Level 3)

The following tables presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the periods ended March 31, 2021 and December 31, 2020:

Warrants Liability:
Ending balance, December 31, 2020	$1,172
Change in fair value(1)	256
Exercise of Series C warrants	(1,428)
Ending balance, March 31, 2021	$—

Contingent Consideration:
Ending balance, December 31, 2020 (current and long-term liabilities)	$660
Adjustments to contingent consideration	(290)
Ending balance, March 31, 2021 (current and long-term liabilities)	$370

(1)	Amount is included in other expense in the accompanying Statements of Operations and Comprehensive Loss.

5.	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. The three-tiers are defined as follows:

•	Level 1: Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
•	Level 3: Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of December 31, 2020 and 2019:

	December 31, 2020
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$14,642	$14,642	$—	$—
Short-term investments	—	—	—	—
Restricted Cash	3,277	3,277	—	—
	$17,919	$17,919	$—	$—
Liabilities:
Contingent consideration(2)	$660	$—	$—	$660
Warrants to purchase Series C Preferred stock(3)	1,172	—	—	1,172
	$1,832	$—	$—	$1,832

	December 31, 2019
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$4,736	$4,736	$—	$—
	$4,736	$4,736	$—	$—
Liabilities:
Contingent consideration(2)	$1,066	$—	$—	$1,066
Warrants to purchase Series C Preferred stock(4)	246	—	—	246
	$1,312	$—	$—	$1,312

(1)	As of December 31, 2020 and 2019, cash and cash equivalents included money market obligations measured at fair value using Level 1 inputs.
(2)
The Company’s business acquisition of Second Phase (discussed in Note 3) is included in contingent consideration. The Company’s valuation of the fair value of contingent consideration related to Second Phase at December 31, 2020 was based on management’s expectations of the achievement of targets related to the contingent consideration.

(3)
As of December 31, 2020, the Company had outstanding warrants to purchase Series C Preferred stock, as described in Note 9. The determination of the fair value of the warrants was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $13.03; term of 3.5 years; risk-free rate of 0.21%; volatility of 52%; and a dividend yield of 0.0%.

(4)
As of December 31, 2019, the fair value of the warrants to purchase Series C Preferred stock was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $3.81; term of 4.5 years; risk-free rate of 1.67%; volatility of 47%; and a dividend yield of 0.0%.

Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
(Level 3)

The following tables presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2020 and 2019:

Warrants Liability:

Ending balance, December 31, 2018	$234
Change in fair value(1)	12
Ending balance, December 31, 2019	$246
Change in fair value(1)	926
Ending balance, December 31, 2020	$1,172

Contingent Consideration:

Ending balance, December 31, 2018 (current and long-term liabilities)	$—
Contingent Consideration attributable to the Second Phase acquisition	1,066
Ending balance, December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	(406)
Ending balance, December 31, 2020 (current and long-term liabilities)	$660

(1)	Amount is included in other expense in the accompanying Statements of Operations and Comprehensive Loss.